Investment Objectives and Goals - Global X Funds	Apr. 01, 2025
Global X PropTech ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X PropTech ETF
Global X Solar ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Solar ETF
Global X Wind Energy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Wind Energy ETF
Global X Interest Rate Hedge ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Interest Rate Hedge ETF